[Deutsche Asset Management logo omitted]

Mutual Fund
   Semi-Annual Report

       April 30, 2000

International Equity Institutional

Formerly BT Institutional International Equity Fund

[Deutsche Bank Group logo omitted]

International Equity Institutional
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TABLE OF CONTENTS

           LETTER TO SHAREHOLDERS ..............................   3

           INTERNATIONAL EQUITY INSTITUTIONAL

              Statement of Assets and Liabilities .............. 10
              Statement of Operations .......................... 11
              Statements of Changes in Net Assets .............. 12
              Financial Highlights ............................. 13
              Notes to Financial Statements .................... 15

           INTERNATIONAL EQUITY PORTFOLIO

              Schedule of Portfolio Investments ................ 17
              Statement of Assets and Liabilities .............. 21
              Statement of Operations .......................... 22
              Statements of Changes in Net Assets .............. 23
              Financial Highlights ............................. 24
              Notes to Financial Statements .................... 25


              ----------------------------------------------------
              The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
              including   possible   loss  of   principal   amount
              invested.
              -----------------------------------------------------

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                                        2

International Equity Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for the period ended April 30, 2000 for International Equity Institutional (the "Fund"), providing a review of the markets, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. Please note that with the acquisition of Bankers Trust by Deutsche Bank, the Fund's Board of Trustees approved a change in the name of your Fund. The Fund's investment objectives, policies and strategies remain the same as do its portfolio managers.

MARKET ACTIVITY
EAFE MARKETS CLOSELY TRACKED THE PERFORMANCE OF U.S. STOCKS DURING THE SEMI-ANNUAL PERIOD, AS THE BENEFITS OF SYNCHRONIZED GLOBAL ECONOMIC EXPANSION CONTINUED TO SPREAD. STILL, AS IN THE U.S., MARKET VOLATILITY PERSISTED.
o Fears that Year 2000 disruptions would adversely affect global equity markets were dispelled in the closing months of 1999, as an impressive rally took many world markets to all-time highs. Inflation and interest rate concerns persisted but were offset to a large degree by strong earnings growth.
o In the closing weeks of the semi-annual period, volatility not seen since the emerging market crises of 1998 struck most equity markets based on the concern that valuations for technology, media and telecommunications (TMT) stocks had become unreasonable.
o Recommendations by U.S. market strategists to lower equity exposure amid rising domestic interest rates led to a short-term spillover effect for international markets.
o Central banks moved to raise interest rates in order to quell rising inflation in the U.S. and the U.K. and to support a weakening currency in the Eurozone.

EUROPE
EUROPE OVERALL OUTPERFORMED ALL DEVELOPED MARKET REGIONS, POSTING AN 8.5% RETURN IN U.S. DOLLAR TERMS FOR THE PERIOD.
o As clearer signs of accelerating economic growth became evident, investors sought to purchase attractively valued cyclical stocks and fast growing TMT securities.
o The two markets with the highest degree of telecommunications equipment and infrastructure exposure relative to market capitalization -- Finland and Sweden -- soared 81.4% and 53.1%, respectively, as web-enabled mobile telephony captured investor interest.

TEN LARGEST STOCK HOLDINGS
  (percentages are based on market value of total investments in the Portfolio)

 Vodafone Airtouch PLC......................      2.72%
 Total Fina SA..............................      2.41
 Nokia OYJ..................................      2.23
 Canal Plus.................................      1.87
 Ericsson LM................................      1.85
 Philips Electronics NV.....................      1.77
 Reckitt &Colman PLC........................      1.69
 ShellTransport &Trading Co. PLC............      1.68
 Takeda Chemical Industries Ltd.............      1.62
 STMicroelectronics NV......................      1.61

o Despite a series of interest rate hikes by the European Central Bank, the euro touched an all-time low, as foreign investors sought dollar exposure after exceptionally strong U.S. economic reports.

GERMANY LED THE LARGER EUROPEAN MARKETS WITH A 15.5% IMPROVEMENT IN U.S. DOLLAR TERMS, REFLECTING POSITIVE MARKET RESPONSES TO PROPOSED CAPITAL GAINS TAX CUTS AND IMPROVING ECONOMIC FUNDAMENTALS.
o France followed closely behind Germany, rising 14.6%, as corporate earnings estimates continued to be revised upwards.
o The United Kingdom fell 3.1% for the period amid fears that higher interest rates would constrain earnings growth.
o Performance in Europe's smaller markets was mixed.
   -- In many cases, domestic investment managers continued to seek diversification through the purchase of other Eurozone equities, funding such purchases through the sale of domestic securities.
   -- Southern European markets, spurred on by attractive valuations, fared well, with Italy gaining 9.6%, Spain 8.1% and Portugal 4.0%. Other small markets generally fared poorly, with Switzerland and Austria down 7.8% and 13.3%, respectively, and Ireland and Belgium declining 8.0% and 21.0%, respectively.

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                                        3

International Equity Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

ASIA
JAPAN MANAGED A POSITIVE, THOUGH SUBDUED, 3.4% PERFORMANCE IN U.S. DOLLAR TERMS FOR THE SEMI-ANNUAL PERIOD, AS NEWS THAT ITS ECONOMY HAD FALLEN BACK INTO RECESSION WEIGHED ON INVESTOR SENTIMENT.
o Volatility buffeted the market, as speculation grew that maturing postal savings accounts would find their way into the equity markets. Also, evidence of an organized "price keeping operation" to prop up the market and to strengthen the yen upon the close of the March 31 fiscal year created doubt for foreign investors regarding domestic investor support for the market.
o Much of the excitement generated by restructuring announcements and positive economic indicators since the autumn of 1998 was replaced with skepticism. Indeed, last year's rebound in the Japanese equity market may have resulted in complacency by institutions who found that they could be rewarded for announcing restructuring plans rather than actually following through on those plans.
o After a strong run fueled by merger announcements, bank stocks declined by more than 27% during the semi-annual period, as investors doubted that these previously announced mergers would create value.
o Telecommunications and technology stocks tracked the performance of their global counterparts, rising during the first half of the semi-annual period and declining in the second. Despite very strong growth numbers, investors questioned whether valuations had become noticeably stretched.

ASIA EX-JAPAN MARKETS GAINED 7.2% IN U.S. DOLLAR TERMS DURING THE FUND'S SEMI-ANNUAL PERIOD.
o Within the six months, Asia ex-Japan markets surged with a NASDAQ-inspired, liquidity-driven rally at the close of 1999, only to succumb to market weakness toward the end of the period based on interest rate nervousness and in spite of strong macroeconomic and corporate profit data.
o Several markets recorded double-digit gains for the semi-annual period, including Malaysia, India, Taiwan and Hong Kong.
   -- These better performing markets were those with technical support from anticipated higher MSCI Index weightings, including Malaysia and Taiwan and/or those with greater Index exposure to high growth sectors, including Hong Kong and Taiwan.
   -- Despite China's threats of war, Taiwan elected the pro-independence party candidate as its President, ending the KMT party's rule of more than 50 years. Its market reacted positively.

                                                    CUMULATIVE                            AVERAGE ANNUAL
                                                   TOTAL RETURNS                          TOTAL RETURNS
                                      Past 6     Past 1     Past 3      Since     Past 1     Past 3        Since
Periods ended April 30, 2000          months       year      years   inception      year      years    inception

International Equity Institutional(1)
 (inception 4/1/97)
 Class I                              16.15%     23.52%     65.27%     70.55%     23.52%      18.23%     18.93%
 Class II                             15.88%     23.01%     66.07%     71.39%     23.01%      18.42%     19.11%
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
 International ("MSCI") EAFE
 Index(2) (since 3/31/97)              6.72%     13.89%     48.30%     49.08%     13.89%      14.04%     13.83%
---------------------------------------------------------------------------------------------------------------------
Lipper International Equity
 Funds Average(3) (since 3/31/97)     14.14%     24.76%     55.50%     55.77%     24.76%    15.38%      14.98%
---------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividends and capital gain distributions. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
(2) The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside of the United States.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective category indicated. These figures do not reflect sales charges.

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                                        4

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International Equity Institutional
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LETTER TO SHAREHOLDERS
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  PORTFOLIO DIVERSIFICATION
  By Country as of April 30, 2000 (percentages are based on market value of total investments in the Portfolio)

  United Kingdom ...............................  15%
  France .......................................  14
  Japan ........................................  12
  Germany ......................................   9
  Netherlands ..................................   8
  Italy ........................................   5
  Finland ......................................   4
  Spain ........................................   4
  Ireland ......................................   3
  Sweden .......................................   3
  Switzerland ..................................   3
  Canada .......................................   3
  Hong Kong ....................................   2
  South Korea ..................................   2
  Other(1) .....................................   9
  Cash & Cash Equivalent .......................   4

--------------------------------------------------------------------------------
 (1) Includes countries with weightings of less than 2%.

o The smaller markets, like Indonesia, the Philippines and Thailand, posted losses.
o South Korea's Kospi Index was a disappointment, falling 17.2% during the semi-annual period, despite high earnings growth and inexpensive valuations. Selling pressure had emanated from local investment trusts facing redemptions and domestic retail investors fretting about the economy being too strong and about the financial viability of several investment trust companies. o
o Deflationary pressure appeared to be ending in China, and private consumption in major cities rebounded faster than expected.

OTHER MARKETS
Emerging markets, benefiting from higher global economic growth, rose 13.9% in U.S. dollar terms. The emerging markets overall outperformed the EAFE markets for the semi-annual period, as the risk premium for many emerging market regions has been declining due to improved economic and political outlooks.

LATIN AMERICAN MARKETS PERFORMED STRONGLY, GAINING 22.9% IN U.S. DOLLAR TERMS. LED BY BRAZIL'S SHARP RISE, ALL OF THE REGION'S MARKETS, WITH THE EXCEPTION OF VENEZUELA, DELIVERED POSITIVE GAINS.
o Although much feared, Y2K turned out to be a non-event for Latin American economies and companies.
o Brazil advanced 34.4% on the back of a series of good news on the inflation, interest rate, fiscal surplus and growth fronts. Additionally, the long awaited Fiscal Responsibility Law was passed, and a minority shareholders' rights bill is under discussion.
o Mexico gained 21.0%, reflecting the booming domestic economy, firmer oil prices, robust exports to the U.S. and Mexico's newly awarded investment-grade status.

EMERGING EUROPE CHALKED UP AN IMPRESSIVE 24.5% JUMP, DESPITE PROFIT-TAKING IN GREECE.
o Turkey and Russia each surged over 120%. Investors cheered Turkey's International Monetary Fund agreement and its credible fiscal/inflation program. Russia benefited from high oil prices and reduced political risk following favorable parliamentary elections, Yeltsin's surprise resignation and Vladimir Putin winning the Presidential election. o Elsewhere, improvement in the peace process and a series of interest rate cuts propelled Israel's equity market higher by 49.7%.

INVESTMENT REVIEW

DURING THE FUND'S SEMI-ANNUAL PERIOD, WE MAINTAINED OUR PREFERENCE FOR CONTINENTAL EUROPEAN EQUITIES, BUT WE CONTINUED TO REDUCE OUR EXPOSURE THERE TO GAIN ACCESS TO EXCITING OPPORTUNITIES IN OTHER REGIONS AROUND THE WORLD.
o We increased the Fund's U.K. weighting through selective purchases and through Mannesmann's conversion into Vodafone shares upon completion of its acquisition.
o Although underweight in Japan relative to the benchmark, the Fund's exposure to this market remained relatively stable during the semi-annual period.
o We continued to add to positions in emerging markets, as domestic recovery progressed and export demand improved.

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                                        5

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

 International Equity Institutional
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 LETTER TO SHAREHOLDERS

o Canada  continued  to  provide  excellent  investment   opportunities  in  the
  technology, media and telecommunications sectors.

WHILE THE FUND REMAINED OVERWEIGHT IN THE TECHNOLOGY AND TELECOMMUNICATIONS SECTORS, WE DID TAKE THE OPPORTUNITY TO TAKE PROFITS IN SEVERAL HOLDINGS, AS VALUATIONS SURGED DURING THE FIRST QUARTER OF 2000.
o In the information technology sub-sector, we purchased European software companies Business Objects and Logica, Indian software firms NIIT and Satyam
  Computer, Finnish information system developer Tietoenator and Canadian contract manufacturer Celestica. We also added Japanese electronic components firm Kyocera and electric products company Toshiba to the portfolio.
o We trimmed positions in communications equipment providers Alcatel, Nortel and Nokia; semiconductor firms ASM Lithography, Epcos, Murata and STMicroelectronics; diversified electronics manufacturer Fujitsu; U.K. software group Sema; and Japan's leading Internet play Softbank.
o In Asia ex-Japan, we continued to favor the top semiconductor firms. We added to the Portfolio's exposure to Samsung Electronics and United Microelectronics and established positions in flash memory firm Macronix and semiconductor test and assembly company Malaysian Pacific Industries.
o On the back of Internet and mobile telecommunications spin-off announcements, many of the European telecommunications stocks became much more expensive than their U.S. peers.
   -- Thus, during the period, we reduced holdings in Finnish telecommunications provider Sonera and in alternative carriers like Colt Telecom, Equant, Global Telesys and KPNQwest. We also lowered exposure to cellular service provider NTT Docomo and took profits in Telecom Italia Mobile.
   -- However, we added or topped up attractively valued telecommunications operators like Cable & Wireless, KPN and NTT.

THE CONVERGENCE OF MEDIA WITH TECHNOLOGY AND COMMUNICATIONS HAS CREATED NEW MARKETS AND NEW OPPORTUNITIES. WE FOCUSED THE FUND'S MEDIA EXPOSURE ON VALUABLE CONTENT AND DISTRIBUTION PROVIDERS.
o Media stocks globally were boosted by the AOL-Time Warner merger deal, which highlighted the importance of content as well as distribution capability.
o We found new opportunities in French television channel TF1, international media group News Corp., newspaper monopoly Singapore Press Holdings and cable holding company United Globalcom.
o While we are still very positive on Canal Plus and Seat Pagine, we did trim our positions recently to harvest profits.

DESPITE THE HIGHER INTEREST RATE ENVIRONMENT, WE ADDED TO THE PORTFOLIO'S EUROPEAN BANKS, SINCE WE FEEL THAT EUROPEAN RATES DO NOT HAVE TO RISE AS MUCH AS U.S. RATES AND THAT BANKS WILL LIKELY BE BENEFICIARIES OF EUROPE'S ECONOMIC ACCELERATION.
o We sold Switzerland's investment bank UBS and Austria's Erste Bank in favor of more retail-oriented banks like Spain's BSCH, Royal Bank of Scotland and Hungary's OTP Bank.
o We added to our holdings in France's BNP Paribas, Bank of Ireland and the U.K.'s Barclays when the market severely de-rated anything not in the TMT sectors.
o We reduced the Portfolio's insurance weighting with sales of Italy's Generali and Switzerland's Zurich Allied, both of which proved disappointing on transparency issues.
o Germany's proposals to eliminate the capital gains tax on cross-held shares is very positive for financials with large investment portfolios. We bought insurance company Munich Re on the back of the proposed tax reform because of the potential for shareholder value to be unlocked.

WE TURNED SIGNIFICANTLY MORE CAUTIOUS ON THE PROSPECTS FOR MATERIAL COMPANIES, LEADING US TO MOVE TO AN UNDERWEIGHTED POSITION IN THE SECTOR.
o Such a position is based on recent data showing a peaking in Organization for Economic Cooperation and Development (OECD) leading indicators that suggest global economic growth may be nearing a top.
o We sold metals and mining companies Inco and Western Mining. We swapped steel producer Usinor for Thyssen Krupp, which has a more immediate catalyst from restructuring and imminent listing of its steel operation.
o We sold paper producers Stora Enso and UPM-Kymmene after their disappointing bid announcements for Consolidated Papers and Champion International, respectively.
o On the other hand, we increased the portfolio's overweighting in the oil sector, given favorable supply-demand dynamics. We added to the Fund's holdings in BP Amoco and Shell, and we switched out of Repsol into the much cheaper ENI.

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                                        6

International Equity Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

EMERGING MARKET STOCKS WERE ACTIVELY TRADED DURING THE SEMI-ANNUAL PERIOD.
o In India, we sold engineering firm Larsen & Toubro in order to purchase long distance operator VSNL.
o We increased our weighting in Latin America with undervalued telecommunications firms Embratel and Telenorte Leste and with Televisa, the world's largest Spanish language broadcaster.
o We sold Greece's mobile operator Panafon on competition concerns, and we added cellular firms Mobinil and Partner in Egypt and Israel, respectively.
o In Turkey, we swapped out of Akbank and Sabanci in favor of Yapi Kredi Bank and Dogan Holdings.

MANAGER OUTLOOK

WE MAINTAIN OUR BELIEF THAT LOW INFLATION AND GLOBAL ECONOMIC GROWTH WILL SPUR THE WORLD'S EQUITY MARKETS HIGHER FROM CURRENT LEVELS. Europe is benefiting from accelerating earnings growth, buoyed by the weak Euro, and from valuations that remain attractive relative to other regions.

WE ARE DOUBTFUL THAT THE JAPANESE ECONOMY HAS REACHED A STAGE OF SUSTAINABLE RECOVERY DESPITE ONGOING FISCAL STIMULUS SPENDING, AND WE QUESTION THE EXTENT AND PACE OF CORPORATE RESTRUCTURING, WHICH APPEARS TO HAVE SLOWED IN RECENT MONTHS.
o Questions also remain as to whether market transparency is being hindered by government intercession. Insurers and corporations, who have been net sellers for most of the past five years for liquidity reasons, bought domestic shares in record volume during the last week of the nation's fiscal year in March, presumably to prop up the market.
o Foreigners, who have been the predominant buyers of Japanese equities for most of the past year or so, became net sellers. Unless Japanese domestic investors can be convinced that equities are attractive, it is difficult to see what will take the market higher.
o We do believe that there are good stocks to be found in Japan, but they remain within only a few key sectors that are not dependent on the weak domestic economy.

ASIA EX-JAPAN AND EMERGING MARKETS OVERALL WILL LIKELY REMAIN CAPTIVE TO U.S. STOCK MARKET VOLATILITY.
o If the NASDAQ Composite ever stabilizes, the positive macroeconomic and corporate fundamentals of Asia and the emerging markets could reassert themselves. These positives include corporate streamlining and deleveraging, which have continued at a rapid pace.
o We are neutral in our view of the developed Asian equity markets, namely Australia and Hong Kong, as these markets are more directly affected by the global tightening of interest rates, while the emerging Asian markets show relatively stronger earnings prospects.
o Emerging Europe should, in our view, be the most resilient emerging market region, given its gearing to strong continental European economies and its lower exposure to the TMT sectors.
o Latin America is, in our view, the most sensitive region in terms of U.S. interest rate tightening and a U.S. hard-landing economic scenario. Still, economic data within the region continues to be encouraging.

AT A TIME OF HIGH MARKET VOLATILITY, IT IS WORTHWHILE TO REITERATE THE PRECEPT THAT EQUITY INVESTING AT HOME AND ABROAD IS A LONG-TERM ENDEAVOR THAT SHOULD NOT BE MEASURED IN SHORT-TERM TIME FRAMES.
o As we mentioned in our last shareholder report, double-digit corrections have historically helped to consolidate and prepare markets for higher long-term moves.
o The current low inflation global economic environment is supportive for heightened corporate earnings growth.

We will, of course, continue to monitor economic conditions and political initiatives and their effect on financial markets as we seek long-term capital appreciation.

We value your support of the Institutional International Equity Fund and look forward to continuing to serve your investment needs in the years ahead.

                                  /S/SIGNATURES

                                  Michael Levy

                                  Robert Reiner

                                   Julie Wang

                   Michael Levy, Robert Reiner and Julie Wang
                            Portfolio Managers of the
                         INTERNATIONAL EQUITY PORTFOLIO
                                 April 30, 2000

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                                        7

International Equity Institutional
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

INTERNATIONAL EQUITY INSTITUTIONAL CLASS II AND MSCI EAFE INDEX GROWTH OF A $10,000 INVESTMENT (SINCE APRIL 1, 1997)

 [graphic omitted]
plot points as follows:

April-97    10,000       10,000
Jun-97      11,298       11,238
Sep-97      11,860       11,218
Sep-98      11,890       10,283
Sep-99      14,029       13,466
Oct-99      14,684       13,970
Apr-00      17,055       14,908

BT Institutional International Equity Fund -
 Class I - $17,055                                MSCI EAFE Index - $14,908


        Average Annual Total Return for the Periods Ended April 30, 2000
               Class I -- One Year 23.52% Since 4/1/97(1) 18.93%

--------------------------------------------------------------------------------
(1) The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividends and capital gain distributions. During the period, the Fund waived certain fees and expenses. The MSCI EAFE Index is unmanaged. The index return does not reflect expenses, which have been deducted from the Fund's return. Benchmark returns are for the period beginning March 31, 1997.

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                                        8

International Equity Institutional

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

[graphic omitted]
plot points as follows:

Apr-97     10,000    10,000
Jun-97     11,298    11,238
Sep-97     11,870    11,218
Sep-98     12,010    10,283
Sep-99     14,135    13,466
Oct-99     14,790    13,970
Apr-00     17,139    14,908

 International Equity Fund -Class II - $17,139       MSCI EAFE Index - 14,908


        Average Annual Total Return for the Periods Ended April 30, 2000
               Class II -- One Year 23.01% Since 4/1/97(1) 19.11%

--------------------------------------------------------------------------------
(1) The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividends and capital gain distributions. During the period, the Fund waived certain fees and expenses.

The MSCI EAFE Index is unmanaged. The index return does not reflect expenses, which have been deducted from the Fund's return.

Benchmark returns are for the period beginning March 31, 1997.

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                                        9

International Equity Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  AS OF
                                                                  APRIL 30, 2000
--------------------------------------------------------------------------------
ASSETS
   Investment in International Equity Portfolio, at Value ....  $1,421,147,553
   Receivable for Shares of Beneficial Interest Subscribed ...       1,180,682
   Prepaid Expenses and Other ................................          33,608
                                                                --------------
Total Assets .................................................   1,422,361,843
                                                                --------------
LIABILITIES
   Payable for Shares of Beneficial Interest Redeemed ........      16,024,464
   Due to Bankers Trust ......................................         115,830
                                                                --------------
Total Liabilities ............................................      16,140,294
                                                                --------------
NET ASSETS ...................................................  $1,406,221,549
                                                                ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ...........................................  $1,135,943,397
   Distributions in Excess of Net Investment Income ..........        (751,738)
   Accumulated Net Realized Gain from Investment, Option,
     Foreign Futures, Foreign Currency and Forward Foreign
     Currency Transactions ...................................      66,937,227
   Net Unrealized Appreciation on Investment, Options,
     Foreign Futures,Foreign Currencies and Forward Foreign
     Currency Contracts ......................................     204,092,663
                                                                --------------
NET ASSETS ...................................................  $1,406,221,549
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class I(1) ................................................  $        16.92
                                                                ==============
   Class II(2) ...............................................  $        16.99
                                                                ==============

--------------------------------------------------------------------------------
(1)Net asset value, redemption price and offering price per share (based on net assets of $1,175,384,207 and 69,459,100 shares of beneficial interest outstanding at April 30, 2000 and .001 par value, unlimited number of shares of beneficial interest authorized).
(2)Net asset value, redemption price and offering price per share (based on net assets of $230,837,342 and 13,585,984 shares of beneficial interest outstanding at April 30, 2000 and .001 par value, unlimited number of shares of beneficial interest authorized).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       10

International Equity Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                               APRIL 30, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income Allocated from International Equity Portfolio, net .. $  1,929,157
                                                                ------------
EXPENSES
   Administration and Services Fees --
     Class I ..................................................    2,043,539
     Class II .................................................      678,832
   Registration Fees --
     Class I ..................................................       42,786
     Class II .................................................       19,915
   Printing and Shareholder Reports ...........................      127,992
   Professional Fees ..........................................       23,402
   Trustees Fees ..............................................        3,139
   Miscellaneous ..............................................        2,180
                                                                ------------
Total Expenses ................................................    2,941,785
Less: Fee Waivers
   Class I ....................................................     (945,704)
   Class II ...................................................     (184,977)
                                                                ------------
Net Expenses ..................................................    1,811,104
                                                                ------------
NET INVESTMENT INCOME .........................................      118,053
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, OPTIONS,
   FOREIGN FUTURES, FOREIGN CURRENCIES AND FORWARD FOREIGN
   CURRENCY CONTRACTS
   Net Realized Gain (Loss) from:
     Investment Transactions ..................................  101,310,038
     Option Transactions ......................................     (286,160)
     Foreign Futures Transactions .............................   11,827,860
     Foreign Currency Transactions ............................   (2,503,365)
     Forward Foreign Currency Transactions ....................  (10,519,310)
   Net Change in Unrealized Appreciation/Depreciation on
     Investment, Options, Foreign Futures, Foreign Currencies
     and Forward Foreign Currency Contracts ...................   62,116,777
                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT, OPTIONS,
   FOREIGN FUTURES, FOREIGN CURRENCIES AND FORWARD FOREIGN
   CURRENCY CONTRACTS .........................................  161,945,840
                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................... $162,063,893
                                                                ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       11

International Equity Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE SIX         FOR THE PERIOD          FOR THE
                                                         MONTHS ENDED      OCTOBER 1, 1999 TO       YEAR ENDED
                                                           APRIL 30,           OCTOBER 31,         SEPTEMBER 30,
                                                            2000(2)              1999(1)               1999
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment (Expenses in Excess of)
     Income ...........................................  $      118,053       $     (377,455)     $    6,603,141
   Net Realized Gain (Loss) from Investment,
     Option, Foreign Futures, Foreign Currency
     and Forward Foreign Currency
     Transactions .....................................      99,829,063           (3,552,486)          3,178,526
   Net Change in Unrealized Appreciation/
     Depreciation on Investment, Options,
     Foreign Futures, Foreign Currencies and
     Forward Foreign Currency Contracts ...............      62,116,777           52,159,048         111,701,869
                                                         --------------       --------------      --------------
Net Increase in Net Assets from
   Operations .........................................     162,063,893           48,229,107         121,483,536
                                                         --------------       --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
     Class I ..........................................        (949,070)                  --          (4,876,459)
     Class II .........................................        (116,492)                  --            (238,402)
                                                         --------------       --------------      --------------
Total Distributions ...................................      (1,065,562)                  --          (5,114,861)
                                                         --------------       --------------      --------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
   Net Increase (Decrease) Resulting from
     Class I Shares ...................................     114,076,184           (3,018,903)        215,595,453
   Net Increase Resulting from Class II Shares ........      49,475,635            3,802,813         135,781,444
                                                         --------------       --------------      --------------
Net Increase from Capital Transactions in Shares
   of Beneficial Interest .............................     163,551,819              783,910         351,376,897
                                                         --------------       --------------      --------------
TOTAL INCREASE IN NET ASSETS ..........................     324,550,150           49,013,017         467,745,572
NET ASSETS
   Beginning of Period ................................   1,081,671,399        1,032,658,382         564,912,810
                                                         --------------       --------------      --------------
   End of Period (including undistributed
     (distributions in excess of) net investment
     income of $(751,738), $454,055 and
     $2,805,296, respectively) ........................  $1,406,221,549       $1,081,671,399      $1,032,658,382
                                                         ==============       ==============      ==============

--------------------------------------------------------------------------------
(1)On September 8, 1999, the Board of Trustees approved the change of the fiscal year end from September 30 to October 31.
(2) Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       12

International Equity Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for International Equity Institutional Class I.

CLASS I SHARES                                     FOR THE SIX   FOR THE PERIOD  FOR THE      FOR THE      FOR THE PERIOD
                                                   MONTHS ENDED   OCT. 1, 1999  YEAR ENDED   YEAR ENDED   APRIL 1, 1997(1)
                                                    APRIL 30,   THROUGH OCT. 31, SEPT. 30,    SEPT. 30,  THROUGH SEPT. 30,
                                                     2000(5)       1999(4)         1999         1998            1997

---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............      $14.58       $13.94        $11.89       $12.24         $10.00
                                                       ------       ------        ------       ------         ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment (Expenses in
     Excess of) Income ..........................         0.003      (0.01)         0.09         0.10          0.003
   Net Realized and Unrealized Gain (Loss) on
     Investment, Options, Foreign Futures,
     Foreign Currencies and Forward Foreign
     Currency Contracts .........................        2.36         0.65          2.06        (0.45)          2.24
                                                       ------       ------        ------       ------         ------
Total from Investment Operations ................        2.36         0.64          2.15        (0.35)          2.24
                                                       ------       ------        ------       ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ........................       (0.02)          --         (0.10)          --             --
                                                       ------       ------        ------       ------         ------
TOTAL DISTRIBUTIONS .............................       (0.02)          --         (0.10)          --             --
                                                       ------       ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD ..................      $16.92       $14.58        $13.94       $11.89         $12.24
                                                       ======       ======        ======       ======         ======
TOTAL INVESTMENT RETURN .........................       16.15%        4.67%        17.99%       (2.86)%        22.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) .....  $1,175,384     $922,089      $883,855     $556,180        $42,566
   Ratios to Average Net Assets:
     Net Investment (Expenses in
        Excess of) Income .......................        0.02%(2)    (0.38)%(2)     0.77%        1.40%          0.20%(2)
   Expenses After Waivers, Including
     Expenses of the International Equity
     Portfolio ..................................        0.95%(2)     0.95%(2)      0.95%        0.95%          0.95%(2)
   Expenses Before Waivers, Including
     Expenses of the International Equity
     Portfolio ..................................        1.25%(2)     1.23%(2)      1.20%        1.27%          1.62%(2)

--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Annualized.
(3) Less than $.01.
(4) On September 8, 1999, the Board of Trustees approved the change of the fiscal year end from September 30 to October 31.
(5) Unaudited.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

International Equity Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the International Equity Institutional Class II.

CLASS II SHARES                                     FOR THE SIX   FOR THE PERIOD   FOR THE      FOR THE     FOR THE PERIOD
                                                    MONTHS ENDED   OCT. 1, 1999   YEAR ENDED   YEAR ENDED   APRIL 1, 1997(1)
                                                      APRIL 30,  THROUGH OCT. 31,  SEPT. 30,    SEPT. 30,  THROUGH SEPT. 30,
                                                       2000(5)        1999(4)        1999         1998           1997

---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...............   $14.67        $14.02        $12.01       $12.25           $10.00
                                                       ------        ------        ------       ------           ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment (Expenses in
     Excess of) Income .............................     0.00(3)      (0.05)         0.02         0.14             0.04
   Net Realized and Unrealized Gain (Loss) on
     Investment, Options, Foreign Futures,
     Foreign Currencies and Forward Foreign
     Currency Contracts ............................     2.33          0.70          2.10        (0.38)            2.21
                                                       ------        ------        ------       ------           ------
Total from Investment Operations ...................     2.33          0.65          2.12        (0.24)            2.25
                                                       ------        ------        ------       ------           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...........................    (0.01)           --         (0.11)          --               --
                                                       ------        ------        ------       ------           ------
TOTAL DISTRIBUTIONS ................................    (0.01)           --         (0.11)          --               --
                                                       ------        ------        ------       ------           ------
NET ASSET VALUE, END OF PERIOD .....................   $16.99        $14.67        $14.02       $12.01           $12.25
                                                       ======        ======        ======       ======           ======
TOTAL INVESTMENT RETURN ............................    15.88%         4.64%        17.69%       (1.96)%          22.50%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ........ $230,837      $159,582      $148,803       $8,733           $8,211
   Ratios to Average Net Assets:
     Net Investment (Expenses in
        Excess of) Income ..........................     0.02%(2)     (0.68)%(2)     0.61%        1.89%            0.85%(2)
     Expenses After Waivers, Including
        Expenses of the International Equity
        Portfolio ..................................     1.25%(2)      1.25%(2)      1.25%        0.75%            0.80%(2)
     Expenses Before Waivers, Including
        Expenses of the International Equity
        Portfolio ..................................     1.56%(2)      1.56%(2)      1.56%        1.11%            1.44%(2)

---------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) Less than $.01.
(4) On September 8, 1999, the Board of Trustees approved the change of the fiscal year end from September 30 to October 31.
(5) Unaudited.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

International Equity Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts. International Equity Institutional (the "Fund") is offered to investors by the Trust.

The Fund offers two classes of shares to investors: Class I and Class II shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Class I and Class II shares began operations on April 1, 1997.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At April 30, 2000, the Fund's investment was approximately 37% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. INVESTMENT VALUATION
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon its relative proportion of net assets.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. The Fund has capital loss carryovers of $1,302,651, $599,872, $29,705,117 and $1,591,474 expiring on
October 31, 2004, 2005, 2006 and 2007, respectively.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds and each of its classes. Expenses directly attributable to each fund or class are charged to that fund or class, while expenses that are attributable to the Trust or all classes within the Fund are allocated among the funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary ofDeutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .40% and .70% of average daily net assets for Class I and Class II, respectively.

--------------------------------------------------------------------------------
                                       15

International Equity Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Class of Shares, through February 28, 2001 to the extent necessary to limit all expenses as follows: Class I shares to 0.25% of the average daily net assets of the Class, excluding expenses of the Portfolio and .95% of the average daily net assets of the Class, including expenses of the Portfolio; Class II shares to .55% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 1.25% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At April 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                    CLASS I SHARES             CLASS I SHARES
                      FOR THE SIX              FOR THE PERIOD
                     MONTHS ENDED              OCTOBER 1, 1999
                   APRIL 30, 2000(1)       TO OCTOBER 31, 1999(2)
              --------------------------  ------------------------
                 SHARES         AMOUNT       SHARES       AMOUNT
              ------------ -------------  ----------  -------------
Sold           49,724,930  $ 890,538,140   5,545,236  $ 78,790,603
Reinvested             --             --          --            --
Redeemed      (43,495,377)  (776,461,956) (5,738,638)  (81,809,506)
              -----------  -------------  ----------  ------------
Net Increase
(Decrease)      6,229,553  $ 114,076,184    (193,402) $ (3,018,903)
              ===========  =============  ==========  ============

                   CLASS I SHARES
                       FOR THE
                     YEAR ENDED
                 SEPTEMBER 30, 1999
               ---------------------
                 SHARES       AMOUNT
                --------    ---------
Sold          65,226,396  $ 876,410,658
Reinvested       303,192      4,047,612
Redeemed     (48,883,450)  (664,862,817)
             -----------  -------------
Net Increase  16,646,138  $ 215,595,453
             ===========  =============

                    CLASS II SHARES           CLASS II SHARES
                      FOR THE SIX             FOR THE PERIOD
                     MONTHS ENDED             OCTOBER 1, 1999
                   APRIL 30, 2000(1)       TO OCTOBER 31, 1999(2)
              --------------------------  ------------------------
                 SHARES         AMOUNT       SHARES       AMOUNT
              ------------ -------------  ----------  -------------
Sold             5,241,745  $ 94,040,367     383,701    $ 5,494,389
Reinvested              --            --          --             --
Redeemed        (2,536,618)  (44,564,731)   (117,508)    (1,691,576)
             -------------  ------------    --------    -----------
Net Increase     2,705,127  $ 49,475,636     266,193    $ 3,802,813
             =============  ============    ========    ===========

                  CLASS II SHARES
                      FOR THE
                    YEAR ENDED
                SEPTEMBER 30, 1999
              ---------------------
                SHARES    AMOUNT
               --------  ---------
Sold          12,639,313 $176,896,118
Reinvested       277,037      236,766
Redeemed      (3,028,982) (41,351,440)
              ---------- ------------
Net Increase   9,887,368 $135,781,444
              ========== ============

--------------------------------------------------------------------------------
(1) Unaudited.
(2) On September 8, 1999, the Board of Trustees approved the change of the fiscal year end from September 30 to October 31.

--------------------------------------------------------------------------------
                                       16

International Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS April 30, 2000 (Unaudited)

SHARES            DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
            COMMON STOCK -- 95.7%
            ARGENTINA -- 0.1%
    333,735 Impsat Fiber Networks, Inc.(1)
              (Technology -- Other
              Telecommunications) ...........................  $   5,277,185
                                                               -------------
            AUSTRALIA -- 1.5%
    562,900 Brambles Industries Ltd.
              (Diversified Commercial Services) .............     15,831,665
    660,020 News Corp., Ltd. ADR (Media
              Conglomerates) ................................     29,040,880
  2,486,100 Telstra Corp. (Telecommunications) ..............      6,353,909
  1,261,400 Telstra Corp. Ltd.
              (Telecommuncations) ...........................      5,402,530
                                                               -------------
                                                                  56,628,984
                                                               -------------
            BOTSWANA -- 0.1%
  5,341,900 Sechaba Breweries Ltd.
              (Alcoholic Beverages) .........................      4,736,941
                                                               -------------
            BRAZIL -- 1.0%
    425,900 Embratel Participacoes SA ADR
              (Telecommunications) ..........................      9,582,750
    187,490 Telebras ADR(1)
              (Telecommuncations) ...........................     22,158,974
    428,404 Tele Norte Leste Participacoes SA
              ADR (Telecommunications) ......................      7,630,947
                                                               -------------
                                                                  39,372,671
                                                               -------------
            CANADA -- 2.7%
    471,708 Celestica Inc.(1) (Electronic Production
              Equipment) ....................................     25,437,344
    416,950 Nortel Networks Corp.
              (Telecommunications Equipment) ................     47,107,621
  1,209,960 Rogers Communications, Inc.(1)
              (Cable Television) ............................     31,480,899
                                                               -------------
                                                                 104,025,864
                                                               -------------
            EGYPT -- 0.3%
    319,545 Egyptian Mobile Phone Service(1)
              (Telecommunications) ..........................     12,182,325
                                                               -------------
            FINLAND -- 4.5%
  2,196,300 Jot Automation Group OYJ
             (Industrial Machinery/Components) ..............     15,910,976
  1,508,160 Nokia Oyj ADR (Telecommunications
              Equipment) ....................................     85,776,600
    322,630 Tietonator OYJ (EDP Services) ...................     15,581,836
    989,520 Sonera Group OYJ(2)
              (Telecommunication) ...........................     54,552,916
                                                               -------------
                                                                 171,822,328
                                                               -------------
            FRANCE -- 13.6%
    266,400 AXA(2) (Multi-Line Insurance) ...................     39,593,710
    427,830 Banque Nationale de Paris
              (Non-U.S. Banks) ..............................     34,658,600
    166,242 Business Objects SA ADR(1)
              (Computer Software) ...........................    16,270,936
    372,137 Canal Plus (Cable Television) ...................     71,891,365
     80,434 Christian Dior (Alcoholic Beverages) ............     19,166,790
    819,670 Sanofi-Synthelabo SA(1) (Major
              Pharmaceuticals) ..............................     30,661,276
    142,846 Societe Generale(1,2)
              (Non-U.S. Banks) ..............................     29,652,398
    325,770 STMicroelectronics NV(2)
              (Semi-Conductors) .............................     61,794,497
    272,800 Suez Lyonnaise des Eaux
              (Engineering & Construction) ..................     42,881,650
     43,632 Television Francaise (Broadcasting) .............     29,939,057
    608,684 Total Fina SA -- Class B(1) (Oil
              Refining/Marketing) ...........................     92,573,406
    546,150 Vivendi(2) (Multi-Sector Companies) .............     54,147,555
                                                               -------------
                                                                 523,231,240
                                                               -------------
            GERMANY -- 9.0%
  1,113,172 Bayer AG(2) (Major Chemicals) ...................     46,204,968
    459,200 Bayerische Vereinsbank(2)
              (Non-U.S. Banks) ..............................     28,496,204
    413,874 Epcos AG(1,2) (Electronic Components) ...........     58,645,751
    145,240 Infineon Technologies AG(1)
              (Semi Conductors) .............................     10,025,520
    102,077 Intershop Communications AG(1,2)
              (Internet Services) ...........................     45,439,180
  1,014,220 Lufthansa AG(2) (Airlines) ......................     21,210,596
    111,863 Muenchener Rueckversicherungs-
              Gesellschaft AG (Multi-Line
              Insurance) ....................................     32,721,222
     56,410 SAP AG(2) (Computer Software) ...................     33,258,174
    281,190 Siemens AG (Diversified Electronic
              Products) .....................................     41,586,887
  1,319,130 Thyssenkrupp AG(1,2) (Multi-Sector
              Companies) ....................................     27,767,552
                                                               -------------
                                                                 345,356,054
                                                               -------------
            GREECE -- 0.3%
    510,761 Hellenic Telecommunication
              Organization SA
              (Telecommunications) ..........................     11,490,343
                                                               -------------
                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                17

International Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS April 30, 2000 (Unaudited)

SHARES            DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------
            HONG KONG -- 2.0%
  3,908,500 China Telecom Ltd.(1)
              (Cellular Telephone) .........................  $   28,226,166
  2,500,300 Hutchison Whampoa Ltd.
              (Multi-Sector Companies) .....................      36,434,031
  2,581,500 Li & Fung Ltd.
              (Wholesale Distributors) .....................       9,976,033
     90,438 Utstarcom, Inc.(1)
              (Telecommunications Equipment) ...............       4,295,805
                                                               -------------
                                                                  78,932,035
                                                               -------------
            HUNGARY -- 0.2%
    179,600 Otp Bank Rt (Non-U.S. Banks) ...................       7,975,376
                                                               -------------
            INDIA -- 1.0%
    224,700 Niit Limited (Miscellaneous) ...................      10,499,971
    130,100 Satyam Computer Services(1)
              (Miscellaneous) ..............................       9,297,940
     42,300 Satyam Computer Services(1)
              (Miscellaneous) ..............................       3,023,081
    571,200 Silverline Industries(1)
              (Miscellaneous) ..............................       5,526,059
    443,300 Videsh Sanchar Nigam Ltd. GDR
              (Telecommunications) .........................       8,378,370
                                                               -------------
                                                                  36,725,421
                                                               -------------
            IRELAND -- 3.3%
  5,611,486 Bank of Ireland (Non-U.S. Banks) ...............      37,941,964
  2,543,170 CRH PLC (Building Materials) ...................      40,787,405
  1,081,700 Elan Corp. PLC ADR(1)
              (Other Pharmaceuticals) ......................      46,377,887
                                                               -------------
                                                                 125,107,256
                                                               -------------
            ISRAEL -- 0.3%
    967,411 Partner Communications Co. Ltd.(1)
              (Cellular Telecommunications) ................      10,339,205
                                                               -------------
            ITALY -- 4.8%
  6,961,710 ENI SPA (Integrated Oil
              Companies) ...................................      34,700,943
  2,551,728 San Paolo-- IMI SPA(1)
              (Non-U.S. Banks) .............................      35,809,076
  8,035,667 Seat-Pagine Gialle Spa(2)
              (Printing/Forms) .............................      35,367,721
  3,032,320 Telecom Italia SPA
              (Telecommunications) .........................      42,498,087
  8,493,810 Unicredito Italiano SPA(2)
              (Non-U.S. Banks) .............................      34,520,368
                                                               -------------
                                                                 182,896,195
                                                               -------------
            JAPAN -- 12.0%
  1,551,000 Fujitsu Ltd.(2) (Electronic Data
              Processing) ..................................      43,915,896
    191,400 Kyocera Corp.(2) (Diversified
              Electronic Products) .........................      32,002,846
    215,000 Murata Manufacturing Co. Ltd.
              (Electronic Components) ......................      41,777,868
    703,100 Nichiei Co., Ltd.
              (Finance Companies) ..........................      13,922,569
      3,221 Nippon Telegraph & Telephone
               Corp. (Telecommunications) ..................      39,937,791
      1,455 NTT Mobile Communications(2)
              (Cellular Telephone) .........................      48,602,512
    111,744 Rohm Company
              (Semi Conductors) ............................      37,430,127
     93,130 Shohkoh Fund & Co., Ltd.(2)
              (Finance Companies) ..........................      16,631,654
     73,800 Softbank Corporation(1)
              (Electronics Distributors) ...................      18,164,628
    147,400 Sony Corp.(1,2) (Consumer Electronics/
              Appliances) ..................................      16,926,134
    117,400 Sony Corp. New(1) (Consumer
              Electronics/Appliances) ......................      13,578,964
    943,900 Takeda Chemical Industries Ltd.(1)
              (Major Pharmaceuticals) ......................      62,098,928
  2,002,000 The Furukawa Electric Co. Ltd.
              (Electrical Products) ........................      27,768,615
  5,072,000 Toshiba Corp. (Diversified
              Electronic Products) .........................      49,184,589
                                                               -------------
                                                                 461,943,121
                                                               -------------
            MALAYSIA -- 0.5%
  2,484,800 AMMB Holdings Berhad
              (Investment Bankers/Brokers/
              Services) ....................................       9,416,305
    795,000 Malaysian Pacific Industries
              (Containers/Packaging) .......................       8,891,656
                                                               -------------
                                                                  18,307,961
                                                               -------------
            MEXICO -- 1.0%
    314,700 Grupo Televisa SA GDR(1,2)
              (Broadcasting) ...............................      19,963,781
    303,400 Telefonos de Mexico SA ADR
              (Telecommunications) .........................      17,843,713
                                                               -------------
                                                                  37,807,494
                                                               -------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                18

International Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS April 30, 2000 (Unaudited)

SHARES            DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------
            NETHERLANDS -- 8.0%
  1,477,050 ASM Lithography Holding(1)
              (Electronic Production
              Equipment) ...................................  $   57,876,421
  1,887,370 Buhrmann NV
              (Wholesale Distributors) .....................      48,758,252
    884,494 ING Groep NV
              (Diversified Financial Services) .............      48,375,882
    480,020 Koninklijke KPN
              (Telecommunications) .........................      48,487,863
    418,240 Kpnqwest NV(1,2)
              (Telecommunications) .........................      17,417,258
  1,519,920 Philips Electronics NV
              (Diversified Electronic Products) ............      67,963,354
    355,225 Unitedglobalcom Inc.(1)
              (Cable Television) ...........................      18,871,328
                                                               -------------
                                                                 307,750,358
                                                               -------------
            POLAND -- 0.3%
  1,399,293 Telekomunikacja Polska
              SA GDR Rule 144A(1,3)
              (Telecommunications) .........................      10,739,574
                                                               -------------
            SINGAPORE -- 1.1%
    913,000 DBS Group Holdings Ltd.(2)
              (Non-U.S. Banks) .............................      12,565,895
  2,803,200 Natsteel Electronics Ltd.(2)
              (Diversified Electronic Products) ............      16,089,219
    716,400 Singapore Press Holdings Ltd.(2)
              (Newspapers) .................................      14,013,830
                                                               -------------
                                                                  42,668,944
                                                               -------------
            SOUTH KOREA -- 1.8%
    331,506 Korea Telecom Corp. ADR(1)
              (Telecommunications) .........................      11,436,957
    376,600 Pohang Iron & Steel Co. Ltd. ADR(2)
              (Steel/Iron Ore) .............................       7,908,600
    115,200 Samsung Electronics (Diversified
              Electronic Products) .........................      31,143,143
    609,100 SK Telecom Co., Ltd. ADR(1)
              (Cellular Telephone) .........................      19,529,269
                                                               -------------
                                                                  70,017,969
                                                               -------------
            SPAIN -- 4.2%
  2,958,023 Banco Bilbao Vizcaya Argenta(2)
              (Non-U.S. Banks) .............................      40,432,521
  3,743,016 Banco Santander Central Hispano
              (Non-U.S. Banks) .............................      39,122,187
  1,958,108 Telefonica SA(1,2)
              (Telecommunications) .........................      43,680,346
  2,023,200 Union Electrica Fenosa SA
              (Non-U.S. Utilities) .........................      38,845,559
                                                               -------------
                                                                 162,080,613
                                                               -------------
            SWEDEN -- 2.9%
    799,570 Ericsson LM B Shares(1,2)
              (Telecommunications Equipment) ...............      71,180,379
  1,648,690 Sandvik AB B Shares(1,2)
              (Industrial Machinery/
              Components) ..................................      39,409,258
                                                               -------------
                                                                 110,589,637
                                                               -------------
            SWITZERLAND -- 2.9%
    319,951 ABB Ltd. (Electrical Products) .................      35,984,550
     55,330 Adecco SA(1) (Diversified
              Commercial Services) .........................      45,506,009
      9,395 Ares Serono Group (Other
              Pharmaceuticals) .............................      28,914,413
                                                               -------------
                                                                 110,404,972
                                                               -------------
            TAIWAN -- 1.2%
    519,000 Asustek Computer, Inc.
              (Electronic Data Processing) .................       5,746,031
  4,112,000 Macronix International
              (Semi Conductors) ............................      12,422,122
  1,835,400 Systex Corp. (EDP Services) ....................       8,002,265
  6,453,000 United Microelectronics Corp.
              (Semi Conductors) ............................      21,812,375
                                                               -------------
                                                                  47,982,793
                                                               -------------
            TURKEY -- 0.4%
  9,127,360 Vestel Elektronik Sanayi(1)
              (Consumer Electronics/
              Appliances) ..................................       3,435,538
382,621,000 Yapi Ve Kredi Bankasi
              (Non-U.S. Banks) .............................      12,212,308
                                                               -------------
                                                                  15,647,846
                                                               -------------
            UNITED KINGDOM -- 14.7%
  1,567,613 Barclays PLC (Non-U.S. Banks) ..................      40,449,984
    134,590 Bookham Technology ADR(1)
              (Electronic Components) ......................       6,998,680
  1,025,890 BP Amoco PLC ADR
              (Integrated Oil Companies) ...................      52,320,390
  2,394,910 Cable & Wireless PLC
              (Telecommunications) .........................      39,911,463
  1,803,495 Celltech Group PLC(1)
              (Biotechnology) ..............................      29,886,134
    999,760 COLT Telecom Group PLC(1)
              (Telecommunications) .........................      43,788,240
    804,480 Logica PLC (EDP Services) ......................      24,472,050
    409,868 NTL, Inc.(1) (Telecommunications) ..............      31,354,902
  6,301,700 Old Mutual PLC (Diversified
              Financial Services) ..........................      14,298,305
  6,274,725 Reckitt & Colman PLC (Package
              Goods/Cosmetics) .............................      64,852,445

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                19

International Equity Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS April 30, 2000 (Unaudited)

SHARES            DESCRIPTION                                      VALUE
--------------------------------------------------------------------------------
  3,175,640 Royal Bank of Scotland Group PLC
              (Non-U.S. Banks) .............................  $   49,717,262
  7,848,000 Shell Transport & Trading Co. PLC
              (Integrated Oil Companies) ...................      64,472,890
 22,791,741 Vodafone AirTouch PLC
              (Cellular Telephone) .........................     104,675,356
                                                              --------------
                                                                 567,198,101
                                                              --------------
TOTAL COMMON STOCK
   (Cost $2,944,712,600) ...................................   3,679,238,806
                                                              --------------
            OPTION -- INDEX -- 0.1%
     10,740   Nikkei 225 Index (Options on Nikkei
              Exchange with Strike Price of
              20,922.68 and Expiration 6/30/00) ............         637,225
      4,912 Nikkei 225 Index (Options on Nikkei
              Exchange withStrike Price of
              20,434.27 and Expiration
              6/9/00) ......................................         298,972
      3,936 Nikkei 225 Index (Options on Nikkei
              Exchange with Strike Price of
              19,727.47 andExpiration
              6/9/00) ......................................         243,644
      4,893   Nikkei 225 Index (Options on Nikkei
              Exchange with Strike Price of
              20,239.31 andExpiration 6/30/00) 609,036
 148,400,000  Eur/Jpy Option (StrikePrice of 99.00
              andExpiration 5/24/00) .......................       1,964,816
                                                              --------------
TOTAL OPTION -- INDEX
   (Cost $19,563,044) ......................................       3,753,693
                                                              --------------
            SHORT-TERM INSTRUMENT -- 2.4%
            MUTUAL FUNDS -- 2.4%
 91,492,387 Institutional Cash Management
              Fund,
              (Cost $91,492,387) ...........................      91,492,387
                                                              --------------
TOTAL INVESTMENTS
   (Cost $3,036,204,986) ............................   98.2% $3,774,484,886
OTHER ASSETS IN EXCESS OF LIABILITIES ...............    1.8      67,937,534
                                                       -----  --------------
NET ASSETS ..........................................  100.0% $3,842,422,420
                                                       =====  ==============

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Securities on loan.
(3) This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (Unaudited)
  (as a percent of Total Investments in the Portfolio)
--------------------------------------------------------------------------------
Telecommunications ...........................  12.53%
Non-U.S. Banks ...............................  10.70
Diversified Electronic Products ..............   6.31
Cellular Telecommunications ..................   5.93
TelecommunicationsEquipment ..................   5.53
Integrated Oil Companies .....................   4.02
Semi Conductors ..............................   3.81
Cable Television .............................   3.24
Multi-Sector Companies .......................   3.14
Electronic Components ........................   2.85
Major Pharmaceuticals ........................   2.46
Oil Refining/Marketing .......................   2.46
Electronic Production Equipment ..............   2.21
Other Pharmaceuticals ........................   2.00
Multi-Line Insurance .........................   1.92
Package Goods/Cosmetics ......................   1.72
Electrical Products ..........................   1.69
Diversified Financial Services ...............   1.66
Diversified Commercial Services ..............   1.63
Wholesale Distributors .......................   1.56
Industrial Machinery/Components ..............   1.47
Broadcasting .................................   1.32
Electronic Data Processing ...................   1.32
Computer Software ............................   1.31
EDP Services .................................   1.27
Major Chemicals ..............................   1.23
Internet Services ............................   1.21
Engineering &Construction ....................   1.14
Building Materials ...........................   1.08
Non-U.S. Utilities ...........................   1.03
Other Industries(1) ..........................   7.82
                                               ------
                                                97.57%
Cash & Cash Equivalent .......................   2.43
                                               ------
                                               100.00%
                                               ======
--------------------------------------------------------------------------------
(1) No one industry represents more than 1% of Portfolio holdings.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                20

International Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  AS OF
                                                                  APRIL 30, 2000
--------------------------------------------------------------------------------
ASSETS
   Investments, at Value:
     Common Stock and Purchased Options (Cost $2,964,275,644) ..  $3,682,992,499
     Short-Term Instrument (Cost $91,492,387) ..................      91,492,387
                                                                  --------------
Total Investments, at Value ....................................   3,774,484,886
   Cash(1) .....................................................      23,253,218
   Receivable for Securities Sold ..............................      52,703,354
   Receivable for Collateral Under Security Loan Agreements ....     496,895,089
   Unrealized Appreciation on Forward Foreign Currency Contracts      39,729,639
   Dividends and Interest Receivable ...........................       8,105,652
   Receivable for Foreign Taxes Withheld .......................       3,410,112
   Receivable for Shares of Beneficial Interest Subscribed .....      27,133,824
   Securities Lending Income Receivable ........................         111,230
   Prepaid Expenses and Other ..................................         107,377
                                                                  --------------
Total Assets ...................................................   4,425,934,381
                                                                  --------------
LIABILITIES
   Payable for Options Sold (Cost $2,095,119) ..................       2,206,704
   Payable for Securities Purchased ............................      53,295,558
   Payable for Collateral Under Security Loan Agreements .......     496,895,089
   Unrealized Depreciation on Forward Foreign Currency Contracts      28,916,155
   Due to Bankers Trust ........................................       2,179,078
   Accrued Expenses and Other ..................................          19,377
                                                                  --------------
Total Liabilities ..............................................     583,511,961
                                                                  --------------
NET ASSETS .....................................................  $3,842,422,420
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital .............................................  $3,147,449,623
   Net Unrealized Appreciation on Investments, Options,
     Foreign Futures, Foreign Currencies Foreign
     Currencies and Forward Foreign Currency Contracts .........     694,972,797
                                                                  --------------
NET ASSETS .....................................................  $3,842,422,420
                                                                  ==============

--------------------------------------------------------------------------------
(1) Includes foreign cash of $19,232,798 with a cost of $20,003,622.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                21

International Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                 APRIL 30, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $1,476,044) .....  $ 15,244,118
   Interest .....................................................     2,587,829
   Securities Lending Income ....................................       682,592
                                                                   ------------
TOTAL INVESTMENT INCOME .........................................    18,514,539
                                                                   ------------
EXPENSES
   Advisory Fees ................................................    12,365,322
   Administration and Services Fees .............................     2,871,036
   Professional Fees ............................................        38,252
   Trustees Fees ................................................         2,622
   Printing and Shareholder Reports .............................         1,000
   Miscellaneous ................................................        47,725
                                                                   ------------
Total Expenses ..................................................    15,325,957
Less: Fee Waivers ...............................................    (2,006,292)
                                                                   ------------
Net Expenses ....................................................    13,319,665
                                                                   ------------
NET INVESTMENT INCOME ...........................................     5,194,874
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   OPTIONS, FOREIGN FUTURES, FOREIGN CURRENCIES, AND
   FORWARD FOREIGN CURRENCY CONTRACTS
   Net Realized Gain (Loss) from:
     Investment Transactions ....................................   277,208,809
     Option Transactions ........................................      (839,447)
     Foreign Futures Transactions ...............................   (28,337,693)
     Foreign Currency Transactions ..............................    31,757,616
     Forward Foreign Currency Transactions ......................    (6,924,471)
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Options, Foreign Futures, Foreign Currencies
     and Forward Foreign Currency Contracts .....................   204,838,595
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS,
   FOREIGN FUTURES, FOREIGN CURRENCIES, AND FORWARD FOREIGN
   CURRENCY CONTRACTS ...........................................   477,703,409
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................  $482,898,283
                                                                   ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                22

International Equity Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX         FOR THE PERIOD          FOR THE
                                                            MONTHS ENDED      OCTOBER 1, 1999 TO      YEAR ENDED
                                                              APRIL 30,           OCTOBER 31,        SEPTEMBER 30,
                                                               2000(2)              1999(1)               1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment (Expenses in Excess of)
     Income ..........................................  $     5,194,874       $     (323,887)    $    26,238,345
   Net Realized Gain (Loss) from Investment,
     Option, Foreign Futures, Foreign Currency,
     and Forward Foreign Currency Transactions .......      272,864,814           (9,960,988)          4,300,697
   Net Change in Unrealized Appreciation/
     Depreciation on Investments, Options,
     Foreign Futures, Foreign Currencies and
     Forward Foreign Currency Contracts ..............      204,838,595          146,111,035         345,753,008
                                                        ---------------       --------------     ---------------
Net Increase in Net Assets from
     Operations ......................................      482,898,283          135,826,160         376,292,050
                                                        ---------------       --------------     ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ....................    2,898,384,435          340,860,574       3,135,914,534
   Value of Capital Withdrawn ........................   (2,556,221,132)        (357,182,232)     (2,446,602,079)
                                                        ---------------       --------------     ---------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions ..............................      342,163,303          (16,321,658)        689,312,455
                                                        ---------------       --------------     ---------------
TOTAL INCREASE IN NET ASSETS .........................      825,061,586          119,504,502       1,065,604,505
NET ASSETS
   Beginning of Period ...............................    3,017,360,834        2,897,856,332       1,832,251,827
                                                        ---------------       --------------     ---------------
   End of Period .....................................  $ 3,842,422,420       $3,017,360,834     $ 2,897,856,332
                                                        ===============       ==============     ===============
--------------------------------------------------------------------------------------------------------------------

(1) On September 8, 1999, the Board of Trustees approved the change of the fiscal year end from September 30 to October 31.
(2) Unaudited.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                23

International Equity Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the International Equity Portfolio.

                                FOR THE            FOR THE                                                 FOR THE        FOR THE
                                  SIX              PERIOD                 FOR THE YEARS ENDED              PERIOD          YEAR
                                 MONTHS         OCT. 1, 1999                   SEPTEMBER 30,             JAN. 1, 1995      ENDED
                                  ENDED              TO             ---------------------------------         TO          DEC. 31,
                             APRIL 30, 2000(4) OCT. 31, 1999(3)     1999     1998        1997    1996   SEPT. 30, 1995(2)   1994
----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
        (000s omitted)           $3,842,422    $3,017,361       $2,897,856 $1,832,252  $572,405 $164,813     $83,313      $56,042
   Ratios to Average Net Assets:
     Net Investment (Expenses in
          Excess of) Income            0.14%(1)     (0.13)%(1)        1.00%      1.52%     1.35%    1.76%       2.39%(1)     1.69%
     Expenses After Waivers            0.70%(1)      0.70%(1)         0.70%      0.66%     0.65%    0.65%       0.65%(1)     0.65%
     Expenses Before Waivers           0.81%(1)      0.83%(1)         0.80%      0.81%     0.82%    0.85%       0.87%(1)     0.89%
   Portfolio Turnover Rate              114%            5%             106%        65%       63%      68%         21%          15%

----------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
(3) On September 8, 1999, the Board of Trustees approved the change of the fiscal year end from September 30 to October 31.
(4) Unaudited.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

International Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized as an unincorporated trust under the laws of New York and began operations on August 4, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. OPTION CONTRACTS
Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

--------------------------------------------------------------------------------
                                       25

International Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

I. SECURITY LOANS
The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio, through February 28, 2001, to the extent necessary, to limit all expenses to 0.70% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the six months ended April 30, 2000, amounted to $2,216,254 and are included in dividend income.

At April 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000 that expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants. For the six months ended April 30, 2000, $19,900,000 was drawn down under the credit facility at an interest rate range of 6.125% to 8.50%. Total interest charges as a result of these borrowings amounted to $11,360, which were paid prior to April 30, 2000. No amounts were outstanding or drawn down under the credit facility as of April 30, 2000.

The Portfolio may use cash collateral from its securities lending transactions, described in Note 1.I. to purchase shares of an affiliated fund and may pay fees generated from those transactions to Bankers Trust.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2000, were $2,371,371,652 and $2,053,569,888, respectively.

For Federal income tax purposes, the tax basis of investments held at April 30, 2000, was $3,055,768,031. The aggregate gross unrealized appreciation for all investments at April 30, 2000, was $901,838,236, and the aggregate gross unrealized depreciation for all investments was $182,676,271.

--------------------------------------------------------------------------------
                                       26

International Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4 -- OPEN FORWARD FOREIGN CURRENCY CONTRACTS
On April 28, 2000, the International Equity Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                      NET UNREALIZED
                                                                                                       APPRECIATION
                                                                                        CONTRACT      (DEPRECIATION)
CONTRACTS TO DELIVER                     IN EXCHANGE FOR         SETTLEMENT DATE      VALUE (U.S.$)      (U.S.$)
----------------------------------------------------------------------------------------------------------------------
SALES
----------------------------------------------------------------------------------------------------------------------
Australian Dollar    17,633,294       U.S. Dollar  10,550,000         5/8/00            10,289,204   $   260,796
Australian Dollar    34,668,595       U.S. Dollar  21,100,000         5/8/00            20,242,299       857,701
Swiss Franc         117,691,730       U.S. Dollar  71,000,000        5/25/00            68,461,247     2,538,753
Euro                  8,000,000       U.S. Dollar   7,291,200         5/3/00             7,290,008         1,192
Euro                113,594,802       U.S. Dollar 105,600,000        5/25/00           103,513,377     2,086,623
Euro                113,353,371       U.S. Dollar 105,600,000        5/25/00           103,293,372     2,306,628
Euro                 74,400,000       U.S. Dollar  70,944,832        5/17/00            67,717,392     3,227,440
Euro                 74,200,000       U.S. Dollar  70,991,827        5/17/00            67,535,356     3,456,471
Euro                 74,400,000       U.S. Dollar  71,771,409        5/17/00            67,717,392     4,054,017
Euro                 74,200,000       U.S. Dollar  69,901,439        5/25/00            67,574,682     2,326,757
Euro                 74,200,000       U.S. Dollar  69,894,322        5/25/00            67,574,682     2,319,640
Euro                  7,840,000       U.S. Dollar   7,236,320        5/31/00             7,143,024        93,296
Euro                  2,182,000       U.S. Dollar   1,992,275        5/31/00             1,988,020         4,255
British Pound         6,670,123       U.S. Dollar  10,550,000         5/8/00            10,437,408       112,592
British Pound        44,552,887       U.S. Dollar  70,300,000        5/25/00            69,716,357       583,643
British Pound        13,364,157       U.S. Dollar  21,100,000         5/8/00            20,754,537       345,463
Japanese Yen      6,733,699,375       U.S. Dollar  63,770,320         5/8/00            62,307,775     1,462,545
Japanese Yen      7,481,270,000       U.S. Dollar  71,000,000        5/10/00            69,225,141     1,774,859
Japanese Yen      7,463,165,000       U.S. Dollar  70,868,531        5/10/00            69,057,613     1,810,918
Japanese Yen      7,363,533,800       U.S. Dollar  70,691,824        5/17/00            68,135,713     2,556,111
Japanese Yen        115,455,200       U.S. Dollar   1,111,857        5/17/00             1,068,322        43,535
Japanese Yen         50,964,000       U.S. Dollar     492,325        5/17/00               471,576        20,749
Japanese Yen     14,903,808,000       U.S. Dollar 143,453,616        5/17/00           138,151,724     5,301,892
Norwegian Krone      89,594,820       U.S. Dollar  10,550,000         5/8/00            10,014,213       535,787
Norwegian Krone     176,476,180       U.S. Dollar  21,100,000         5/8/00            19,744,261     1,355,739
New Zealand Dollar   21,229,500       U.S. Dollar  10,549,999         5/8/00            10,321,868       228,132
New Zealand Dollar   43,314,926       U.S. Dollar  21,100,000         5/8/00            21,035,894        64,105
----------------------------------------------------------------------------------------------------------------------
                                                                                       Total Sales    39,729,639
----------------------------------------------------------------------------------------------------------------------
PURCHASES
----------------------------------------------------------------------------------------------------------------------
Canadian Dollar     104,731,390       U.S. Dollar  71,000,000        5/25/00            70,730,999      (269,001)
Canadian Dollar     104,824,400       U.S. Dollar  71,000,000        5/25/00            70,793,814      (206,186)
Swiss Franc          34,526,700       U.S. Dollar  21,125,000         5/8/00            20,068,121    (1,056,879)
Swiss Franc          69,750,525       U.S. Dollar  42,250,000         5/8/00            40,472,627    (1,777,373)
Euro                 10,970,727       U.S. Dollar  10,550,000         5/8/00             9,997,086      (552,914)
Euro                 74,200,000       U.S. Dollar  70,691,824        5/17/00            67,614,824    (3,077,000)
Euro                 21,716,756       U.S. Dollar  21,100,000         5/8/00            19,753,344    (1,346,656)
Euro                148,800,000       U.S. Dollar 143,453,616        5/17/00           135,434,784    (8,018,832)
Euro                  5,059,000       U.S. Dollar   4,610,773         5/3/00             4,610,019          (754)
British Pound         5,160,000       U.S. Dollar   8,154,348         5/2/00             8,074,368       (79,980)
British Pound        44,931,874       U.S. Dollar  71,000,000        5/25/00            69,788,187    (1,211,813)
Japanese Yen      2,239,989,375       U.S. Dollar  21,125,000         5/8/00            20,726,906      (398,094)
Japanese Yen      4,493,710,000       U.S. Dollar  42,250,000         5/8/00            41,589,172      (660,828)
Japanese Yen      7,478,989,000       U.S. Dollar  70,991,827        5/17/00            69,326,928    (1,664,899)
Japanese Yen      7,474,038,000       U.S. Dollar  70,944,832        5/17/00            69,281,034    (1,663,797)
Japanese Yen      7,480,734,000       U.S. Dollar  71,771,409        5/17/00            69,343,103    (2,428,306)
Japanese Yen      7,287,924,000       U.S. Dollar  69,901,439        5/25/00            67,649,903    (2,251,536)
Japanese Yen      7,287,182,000       U.S. Dollar  69,894,322        5/25/00            67,643,015    (2,251,307)
----------------------------------------------------------------------------------------------------------------------
                                                                                   Total Purchases   (28,916,155)
----------------------------------------------------------------------------------------------------------------------
                                                                       Net Unrealized Appreciation  $ 10,813,484
----------------------------------------------------------------------------------------------------------------------

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                                       27

International Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5 -- CALL AND PUT OPTIONS
Call and Put Options written and related premiums received during the period were as follows:

                                                    CALLS -- ACTUAL                          PUTS -- ACTUAL
---------------------------------------------------------------------------------------------------------------------
                                             CONTRACTS           PREMIUMS            CONTRACTS          PREMIUMS
---------------------------------------------------------------------------------------------------------------------
Options outstanding, October 31, 1999
Options written                               397,284            2,517,509            500,950           3,632,888
Options closed                               (397,284)          (2,517,509)          (246,950)         (1,537,769)
Options expired                                    --                   --                 --                  --
Options exercised                                  --                   --                 --                  --
---------------------------------------------------------------------------------------------------------------------
Options outstanding, April 30, 2000                --                   --            254,000           2,095,119
---------------------------------------------------------------------------------------------------------------------

NOTE 6 -- LENDING OF PORTFOLIO SECURITIES

The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% and 105% of the current market value of the loaned securities for both domestic and international securities, respectively.

At April 30, 2000

      Market Value        Market Value     % of Portfolio
  of Loaned Securities    of Collateral        on Loan
    ----------------       ----------          -------
      $473,695,902        $496,895,089          12.87

NOTE 7 -- RISKS OF INVESTING IN FOREIGN SECURITIES

The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------
                                       28

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

International Equity Institutional                Class I CUSIP #055924856
BT INSTITUTIONAL FUNDS                            Class II CUSIP #055924849
                                                  1699/1700SA (04/00)

Distributed by:
ICC Distributors, Inc.